UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303
Altadena, CA 91001
 (Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC
1968 N. Lake Avenue, #303
Altadena, CA 91001
 (Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30
Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2016

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2016

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	17
Financial Highlights	20
Notes to Financial Statements	21
Expense Example	27
Other Information	28
Board Approval of Investment Advisory Agreement	29

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

LETTER TO SHAREHOLDERS
March 31, 2016 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2016.

Vericimetry Advisors, LLC (“Vericimetry”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson

Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

(1)

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 94.8%
BASIC MATERIALS – 3.2%
A Schulman, Inc.	9,750	$265,395
A-Mark Precious Metals, Inc.	3,600	71,640
Aceto Corp.	3,765	88,703
AK Steel Holding Corp.*[1]	9,000	37,170
Alcoa, Inc.[1]	12,270	117,547
Allegheny Technologies, Inc.	4,000	65,200
American Vanguard Corp.[1]	16,800	265,104
Axiall Corp.	9,100	198,744
Cabot Corp.	500	24,165
Calgon Carbon Corp.	3,600	50,472
Century Aluminum Co.*[1]	42,200	297,510
Chemtura Corp.*	800	21,120
Clearwater Paper Corp.*	2,600	126,126
Coeur Mining, Inc.*	21,000	118,020
Commercial Metals Co.[1]	37,300	632,981
CSW Industrials, Inc.*	2,960	93,240
Domtar Corp.[1]	3,000	121,500
Ferroglobe PLC	5,800	51,098
Friedman Industries, Inc.	1,000	5,420
Hawkins, Inc.[1]	1,790	64,601
Hecla Mining Co.[1]	82,500	229,350
Huntsman Corp.	5,250	69,825
Innospec, Inc.	1,550	67,208
Kaiser Aluminum Corp.	8,813	745,051
KMG Chemicals, Inc.	4,031	92,995
Koppers Holdings, Inc.*	2,300	51,681
Kraton Performance Polymers, Inc.*	9,700	167,810
Kronos Worldwide, Inc.	5,300	30,316
Landec Corp.*	5,300	55,650
Materion Corp.	2,900	76,792
McEwen Mining, Inc.1*	34,400	64,672
Mercer International, Inc.	14,300	135,135
Minerals Technologies, Inc.	2,100	119,385
Northern Technologies International Corp.*	2,300	29,049
Oil-Dri Corp. of America[1]	4,300	145,254
Olin Corp.	19,670	341,668
OMNOVA Solutions, Inc.*	4,400	24,464
Orchids Paper Products Co.[1]	5,000	137,550
PH Glatfelter Co.	23,467	486,471
Rayonier Advanced Materials, Inc.	10,100	95,950
Resolute Forest Products, Inc.*[1]	13,200	72,732
Royal Gold, Inc.	900	46,161
Schnitzer Steel Industries, Inc. - Class A	7,800	143,832
Schweitzer-Mauduit International, Inc.	3,300	103,884
Sensient Technologies Corp.	3,000	190,380
Shiloh Industries, Inc.*	1,720	8,824
Stepan Co.	6,150	340,033
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Stillwater Mining Co.*[1]	22,600	240,690
United States Lime & Minerals, Inc.	700	42,007
United States Steel Corp.[1]	7,500	120,375
Univar, Inc.*	5,400	92,772
Universal Stainless & Alloy Products, Inc.*	1,900	19,361
Worthington Industries, Inc.	3,300	117,612
		7,420,695
COMMUNICATIONS – 5.1%
1-800-Flowers.com, Inc. - Class A*	12,713	100,178
A H Belo Corp. - Class A1	9,635	46,344
ADTRAN, Inc.	3,200	64,704
Alaska Communications Systems Group, Inc.*	22,400	39,872
ARRIS International PLC*[1]	2,500	57,300
Atlantic Tele-Network, Inc.[1]	3,629	275,187
Autobytel, Inc.*	3,480	60,413
Aware, Inc.*	3,673	13,700
Bankrate, Inc.*[1]	10,300	94,451
Black Box Corp.	7,800	105,066
Blucora, Inc.*	5,500	28,380
CalAmp Corp.*	2,900	51,997
Calix, Inc.*	2,500	17,725
Cincinnati Bell, Inc.*	11,050	42,764
ClearOne, Inc.	1,100	12,760
Comtech Telecommunications Corp.	4,426	103,436
Consolidated Communications Holdings, Inc.[1]	2,900	74,704
Crown Media Holdings, Inc. - Class A*	38,100	193,548
Daily Journal Corp.*	200	39,138
DHI Group, Inc.*	1,700	13,719
DigitalGlobe, Inc.*	7,700	133,210
EarthLink Holdings Corp.[1]	28,400	161,028
EchoStar Corp. - Class A*[1]	4,800	212,592
Entercom Communications Corp. - Class A*	26,300	278,254
Entravision Communications Corp. - Class A1	23,000	171,120
ePlus, Inc.*	4,640	373,566
EW Scripps Co. - Class A1	24,816	386,881
Finisar Corp.*[1]	20,800	379,392
Frontier Communications Corp.[1]	20,200	112,918
FTD Cos., Inc.*[1]	5,246	137,708
General Communication, Inc. - Class A*[1]	8,730	159,934
Global Sources Ltd.*	8,966	72,625
GlobalSCAPE, Inc.	10,710	40,698
Gray Television, Inc.*[1]	24,000	281,280
Gray Television, Inc. - Class A*	4,881	51,128
Harmonic, Inc.*	16,400	53,628

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Harte-Hanks, Inc.	5,368	$13,581
Hawaiian Telcom Holdco, Inc.*	2,300	54,165
Houghton Mifflin Harcourt Co.*	800	15,952
Infoblox, Inc.*	3,200	54,720
Inteliquent, Inc.	1,700	27,285
InterDigital, Inc.[1]	900	50,085
Internap Corp.*	11,600	31,668
Intralinks Holdings, Inc.*	5,500	43,340
Iridium Communications, Inc.*[1]	30,400	239,248
Ixia*	6,500	80,990
Journal Media Group, Inc.	12,333	147,503
KVH Industries, Inc.*	2,500	23,875
Lands' End, Inc.*[1]	2,600	66,326
Lee Enterprises, Inc.*[1]	8,482	15,268
Marchex, Inc. - Class B	23,500	104,575
MDC Partners, Inc. - Class A1	4,350	102,660
Media General, Inc.*[1]	18,100	295,211
MeetMe, Inc.*	28,800	81,792
Meredith Corp.	6,200	294,500
ModusLink Global Solutions, Inc.*[1]	11,100	16,317
NeoPhotonics Corp.*[1]	14,880	208,915
NETGEAR, Inc.*	9,400	379,478
NeuStar, Inc. - Class A*[1]	2,600	63,960
New Media Investment Group, Inc.[1]	15,300	254,592
NTELOS Holdings Corp.*[1]	16,600	152,720
Oclaro, Inc.*[1]	65,750	355,050
ORBCOMM, Inc.*[1]	22,900	231,977
PC-Tel, Inc.	6,554	31,328
Perficient, Inc.*	9,500	206,340
Polycom, Inc.*	27,000	301,050
Preformed Line Products Co.	600	21,912
Radio One, Inc. - Class D*	8,178	11,695
RealNetworks, Inc.*	10,490	42,589
RetailMeNot, Inc.*	5,500	44,055
Rubicon Project, Inc.*	8,900	162,692
Safeguard Scientifics, Inc.*[1]	300	3,975
Saga Communications, Inc. - Class A	3,300	132,198
Salem Media Group, Inc.	2,521	14,521
Scholastic Corp.[1]	14,430	539,249
Shenandoah Telecommunications Co.[1]	8,200	219,350
ShoreTel, Inc.*	7,000	52,080
Shutterfly, Inc.*	1,900	88,103
Sinclair Broadcast Group, Inc. - Class A1	9,650	296,737
Sonus Networks, Inc.*	8,700	65,511
Spok Holdings, Inc.	7,800	136,578
Stamps.com, Inc.*[1]	2,800	297,584
TechTarget, Inc.*	4,900	36,358
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telenav, Inc.*	8,051	47,501
Telephone & Data Systems, Inc.	18,700	562,683
TESSCO Technologies, Inc.	1,520	25,308
Tremor Video, Inc.*[1]	12,500	22,000
United Online, Inc.*	10,218	117,916
United States Cellular Corp.*	5,000	228,450
VASCO Data Security International, Inc.*	1,200	18,480
Viavi Solutions, Inc.*	26,300	180,418
Vonage Holdings Corp.*	26,300	120,191
WebMD Health Corp.*[1]	1,300	81,419
West Corp.	550	12,551
Westell Technologies, Inc. - Class A*	32,530	38,060
YuMe, Inc.*	11,700	43,758
		12,049,741
CONSUMER, CYCLICAL – 15.8%
Abercrombie & Fitch Co. - Class A1	24,800	782,192
Allegiant Travel Co.	360	64,102
AMC Entertainment Holdings, Inc. - Class A	13,140	367,789
America's Car-Mart, Inc.*[1]	1,400	35,000
American Eagle Outfitters, Inc.[1]	13,600	226,712
American Woodmark Corp.*[1]	4,100	305,819
Ark Restaurants Corp.	100	2,060
Ascena Retail Group, Inc.*	18,055	199,688
AV Homes, Inc.*	2,520	28,627
Barnes & Noble Education, Inc.*[1]	24,087	236,053
Barnes & Noble, Inc.	19,600	242,256
Bassett Furniture Industries, Inc.	6,850	218,241
Beacon Roofing Supply, Inc.*	7,710	316,187
Big 5 Sporting Goods Corp.	8,500	94,435
Big Lots, Inc.	2,800	126,812
Biglari Holdings, Inc.*[1]	367	136,418
BJ's Restaurants, Inc.*	7,150	297,225
Bob Evans Farms, Inc.	2,400	112,056
Boyd Gaming Corp.*	13,300	274,778
Build-A-Bear Workshop, Inc.*	6,971	90,553
Burlington Stores, Inc.*[1]	4,200	236,208
Cabela's, Inc.*[1]	2,200	107,118
Caesars Entertainment Corp.*[1]	7,100	48,280
CalAtlantic Group, Inc.	13,469	450,134
Caleres, Inc.	8,100	229,149
Callaway Golf Co.	25,050	228,456
Carmike Cinemas, Inc.*	2,280	68,491
Carrols Restaurant Group, Inc.*	9,076	131,057
Casey's General Stores, Inc.[1]	4,200	475,944
Cash America International, Inc.	13,700	529,368
Cato Corp. - Class A1	6,500	250,575
Cavco Industries, Inc.*	1,100	102,806

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Century Casinos, Inc.*	9,800	$60,368
Children's Place, Inc.[1]	9,240	771,263
Choice Hotels International, Inc.	4,000	216,200
Churchill Downs, Inc.	960	141,965
Citi Trends, Inc.	4,100	73,103
Columbia Sportswear Co.[1]	13,116	788,140
Compx International, Inc.	100	1,050
Cooper Tire & Rubber Co.	4,200	155,484
Cooper-Standard Holding, Inc.*	4,350	312,504
Core-Mark Holding Co., Inc.[1]	9,236	753,288
Cracker Barrel Old Country Store, Inc.[1]	300	45,801
Crown Crafts, Inc.	3,760	34,780
CST Brands, Inc.	2,925	111,998
Culp, Inc.	1,350	35,397
Del Frisco's Restaurant Group, Inc.*[1]	5,400	89,532
Delta Apparel, Inc.*	4,800	91,872
Denny's Corp.*	5,700	59,052
DineEquity, Inc.[1]	300	28,029
Dolby Laboratories, Inc. - Class A1	5,000	217,300
Dorman Products, Inc.*[1]	5,700	310,194
Douglas Dynamics, Inc.	400	9,164
Dover Motorsports, Inc.	8,000	18,160
DreamWorks Animation SKG, Inc. - Class A*[1]	13,700	341,815
DSW, Inc. - Class A1	1,000	27,640
Eldorado Resorts, Inc.*	9,700	110,968
Essendant, Inc.[1]	1,800	57,474
Ethan Allen Interiors, Inc.[1]	6,300	200,466
Express, Inc.*	6,550	140,236
EZCORP, Inc. - Class A*	10,600	31,482
Federal-Mogul Holdings Corp.*	5,736	56,672
Finish Line, Inc. - Class A	1,500	31,650
First Cash Financial Services, Inc.	1,500	69,090
Flexsteel Industries, Inc.	4,372	190,969
Francesca's Holdings Corp.*[1]	16,500	316,140
Fred's, Inc. - Class A1	17,800	265,398
G&K Services, Inc. - Class A1	7,900	578,675
G-III Apparel Group Ltd.*	1,000	48,890
Gaiam, Inc. - Class A*	4,600	29,440
Gaming Partners International Corp.*	1,400	13,790
Genesco, Inc.*[1]	4,100	296,225
Green Brick Partners, Inc.*[1]	11,898	90,306
Group 1 Automotive, Inc.[1]	7,000	410,830
Guess?, Inc.	9,850	184,885
Haverty Furniture Cos., Inc.	3,600	76,176
Hawaiian Holdings, Inc.*[1]	41,012	1,935,356
Herman Miller, Inc.	2,600	80,314
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Hooker Furniture Corp.[1]	8,160	268,056
Houston Wire & Cable Co.	6,271	43,834
Iconix Brand Group, Inc.*[1]	12,600	101,430
Ingram Micro, Inc. - Class A	6,900	247,779
Installed Building Products, Inc.*	1,800	47,898
International Speedway Corp. - Class A	4,400	162,404
Intrawest Resorts Holdings, Inc.*[1]	4,800	41,040
iRobot Corp.*[1]	1,700	60,010
Isle of Capri Casinos, Inc.*	9,400	131,600
J.C. Penney Co., Inc.*[1]	57,400	634,844
Jack in the Box, Inc.	1,570	100,276
JAKKS Pacific, Inc.*[1]	8,300	61,752
JetBlue Airways Corp.*[1]	103,870	2,193,734
Johnson Outdoors, Inc. - Class A	4,400	97,768
KB Home[1]	9,500	135,660
Kimball International, Inc. - Class B	9,000	102,150
Kirkland's, Inc.	5,006	87,655
La-Z-Boy, Inc.	7,430	198,678
Lakeland Industries, Inc.*[1]	2,700	33,129
Libbey, Inc.	2,492	46,351
Lifetime Brands, Inc.	2,947	44,411
Luby's, Inc.*	13,500	65,475
M/I Homes, Inc.*[1]	7,500	139,875
Marcus Corp.	9,780	185,331
Marine Products Corp.	13,460	102,161
MarineMax, Inc.*[1]	12,500	243,375
Marriott Vacations Worldwide Corp.[1]	12,200	823,500
MDC Holdings, Inc.[1]	14,200	355,852
Meritage Homes Corp.*	8,000	291,680
Meritor, Inc.*	1,300	10,478
Miller Industries, Inc.	5,025	101,907
Modine Manufacturing Co.*	2,104	23,165
Monarch Casino & Resort, Inc.*	8,300	161,518
Motorcar Parts of America, Inc.*[1]	4,000	151,920
Movado Group, Inc.	8,150	224,370
MSC Industrial Direct Co., Inc. - Class A	4,900	373,919
NACCO Industries, Inc. - Class A1	2,580	148,118
Nathan's Famous, Inc.*	800	34,880
National CineMedia, Inc.	6,600	100,386
Nautilus, Inc.*	9,900	191,268
Office Depot, Inc.*	102,000	724,200
Oxford Industries, Inc.	1,500	100,845
Party City Holdco, Inc.*	8,800	132,352
PC Connection, Inc.	18,742	483,731
PCM, Inc.*	3,600	28,872
Penn National Gaming, Inc.*[1]	15,187	253,471
Perry Ellis International, Inc.*	14,500	266,945

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
PetMed Express, Inc.[1]	5,300	$94,923
Pier 1 Imports, Inc.	10,500	73,605
Pool Corp.[1]	2,400	210,576
Potbelly Corp.*[1]	5,000	68,050
RCI Hospitality Holdings, Inc.	4,100	36,326
Reading International, Inc. - Class A*	17,200	206,056
Red Lion Hotels Corp.*	14,500	122,235
Red Robin Gourmet Burgers, Inc.*	500	32,235
Regal Entertainment Group - Class A1	12,830	271,226
Regis Corp.*	29,546	448,804
Republic Airways Holdings, Inc.*	27,300	53,235
Ruby Tuesday, Inc.*	13,800	74,244
Rush Enterprises, Inc. - Class A*[1]	9,337	170,307
Rush Enterprises, Inc. - Class B*	3,780	69,023
ScanSource, Inc.*	4,400	177,672
Scientific Games Corp. - Class A*[1]	6,800	64,124
Select Comfort Corp.*	9,250	179,358
Shoe Carnival, Inc.	11,700	315,432
Skechers U.S.A., Inc. - Class A*	22,910	697,609
Skullcandy, Inc.*	3,890	13,848
Skyline Corp.*	5,700	52,839
SkyWest, Inc.[1]	30,980	619,290
Sonic Automotive, Inc. - Class A1	8,300	153,384
Sonic Corp.	5,400	189,864
Spartan Motors, Inc.	7,427	29,337
Speedway Motorsports, Inc.	18,019	357,317
Spirit Airlines, Inc.*	7,200	345,456
Sportsman's Warehouse Holdings, Inc.*[1]	14,500	182,700
Stage Stores, Inc.[1]	6,600	53,196
Standard Motor Products, Inc.[1]	1,700	58,905
Steelcase, Inc. - Class A	8,480	126,522
Strattec Security Corp.	900	51,651
Superior Industries International, Inc.	10,900	240,672
Superior Uniform Group, Inc.[1]	6,054	107,882
Supreme Industries, Inc. - Class A	15,465	136,711
Systemax, Inc.*	1,119	9,814
Tandy Leather Factory, Inc.*	276	1,918
Texas Roadhouse, Inc.[1]	3,800	165,604
Tilly's, Inc. - Class A*	4,000	26,760
Titan International, Inc.[1]	7,050	37,929
Titan Machinery, Inc.*[1]	2,500	28,900
Toro Co.	2,700	232,524
Trans World Entertainment Corp.*	8,500	30,940
Tuesday Morning Corp.*[1]	8,200	67,076
Tupperware Brands Corp.[1]	1,700	98,566
Unifi, Inc.*	3,797	86,989
UniFirst Corp.	3,900	425,568
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Universal Electronics, Inc.*[1]	5,800	359,542
Vail Resorts, Inc.[1]	1,600	213,920
Vera Bradley, Inc.*[1]	7,800	158,652
Virco Manufacturing Corp.*	5,478	16,872
Vista Outdoor, Inc.*	4,600	238,786
Visteon Corp.	3,000	238,770
Wabash National Corp.*[1]	8,800	116,160
WCI Communities, Inc.*	3,890	72,276
Wendy's Co.	56,800	618,552
Wesco Aircraft Holdings, Inc.*[1]	5,000	71,950
WESCO International, Inc.*[1]	3,450	188,612
West Marine, Inc.*[1]	3,900	35,451
Weyco Group, Inc.	397	10,568
William Lyon Homes - Class A*[1]	5,400	78,246
Winnebago Industries, Inc.[1]	1,000	22,450
World Fuel Services Corp.	800	38,864
Zumiez, Inc.*[1]	3,900	77,688
		37,338,734
CONSUMER, NON-CYCLICAL – 14.2%
Aaron's, Inc.	8,800	220,880
ABM Industries, Inc.	11,450	369,949
Acceleron Pharma, Inc.*[1]	2,500	65,975
ACCO Brands Corp.*	54,600	490,308
Achillion Pharmaceuticals, Inc.*[1]	14,900	115,028
Acme United Corp.	2,100	34,314
Acorda Therapeutics, Inc.*[1]	1,100	29,095
Addus HomeCare Corp.*	1,700	29,223
Albany Molecular Research, Inc.*[1]	3,200	48,928
Alere, Inc.*	6,800	344,148
Alico, Inc.	400	11,044
Almost Family, Inc.*	3,600	134,064
Amedisys, Inc.*[1]	11,402	551,173
American Public Education, Inc.*	2,100	43,323
Amsurg Corp.*[1]	14,040	1,047,384
Analogic Corp.	2,100	165,921
Andersons, Inc.[1]	2,500	78,525
AngioDynamics, Inc.*	9,700	119,213
Anika Therapeutics, Inc.*	2,000	89,440
Avon Products, Inc.	33,600	161,616
Barrett Business Services, Inc.	1,800	51,750
BioTelemetry, Inc.*	5,800	67,744
Booz Allen Hamilton Holding Corp.[1]	10,700	323,996
Bridgepoint Education, Inc.*	1,146	11,552
Brink's Co.[1]	800	26,872
Cal-Maine Foods, Inc.[1]	7,750	402,302
Cambium Learning Group, Inc.*	12,440	53,119
Cardtronics, Inc.*[1]	1,000	35,990

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Career Education Corp.*	4,506	$20,457
Carriage Services, Inc.[1]	4,900	105,889
CBIZ, Inc.*	14,300	144,287
CDI Corp.	3,100	19,468
Centene Corp.*[1]	12,166	749,061
Central Garden & Pet Co.*	7,562	123,563
Central Garden & Pet Co. - Class A*[1]	19,570	318,795
Cerus Corp.*[1]	9,300	55,149
Chefs' Warehouse, Inc.*	15,000	304,350
Chemed Corp.	1,000	135,450
Coca-Cola Bottling Co. Consolidated[1]	800	127,808
CONMED Corp.	9,200	385,848
CorVel Corp.*	4,100	161,622
CRA International, Inc.*[1]	5,000	98,200
Cross Country Healthcare, Inc.*	15,500	180,265
CryoLife, Inc.	8,000	86,000
CSS Industries, Inc.	7,200	201,096
Cumberland Pharmaceuticals, Inc.*	11,500	51,635
Cutera, Inc.*	1,600	18,000
Cynosure, Inc. - Class A*[1]	2,676	118,065
Darling Ingredients, Inc.*[1]	43,700	575,529
Dean Foods Co.[1]	11,000	190,520
Dermira, Inc.*[1]	1,800	37,224
DeVry Education Group, Inc.[1]	7,800	134,706
Digirad Corp.	2,900	14,384
Edgewater Technology, Inc.*	5,000	38,950
Electro Rent Corp.	9,000	83,340
Emergent BioSolutions, Inc.*	2,900	105,415
Enanta Pharmaceuticals, Inc.*[1]	2,000	58,740
Ennis, Inc.	18,100	353,855
Ensign Group, Inc.[1]	13,800	312,432
Enzo Biochem, Inc.*	8,100	36,855
Exactech, Inc.*	2,600	52,676
Farmer Brothers Co.*	3,200	89,184
Female Health Co.*	16,400	30,668
Five Prime Therapeutics, Inc.*	2,600	105,638
Five Star Quality Care, Inc.*	15,090	34,556
FONAR Corp.*	3,420	52,600
Fortress Biotech, Inc.*[1]	12,700	39,370
Franklin Covey Co.*	3,700	65,083
Fresh Del Monte Produce, Inc.	31,800	1,337,826
Fresh Market, Inc.*	2,800	79,884
FTI Consulting, Inc.*	12,200	433,222
Golden Enterprises, Inc.	2,478	12,514
Grand Canyon Education, Inc.*[1]	1,500	64,110
Great Lakes Dredge & Dock Corp.*[1]	5,600	24,976
Greatbatch, Inc.*	6,660	237,362
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Green Dot Corp. - Class A*	24,700	567,359
Hackett Group, Inc.	14,600	220,752
Healthways, Inc.*[1]	11,300	114,017
Heartland Payment Systems, Inc.	1,900	183,483
Heidrick & Struggles International, Inc.	3,700	87,690
Helen of Troy Ltd.*[1]	10,370	1,075,265
Heska Corp.*	4,100	116,850
Hudson Global, Inc.	14,564	34,517
Huron Consulting Group, Inc.*[1]	1,800	104,742
ICF International, Inc.*	2,598	89,293
ICU Medical, Inc.*	2,000	208,200
Impax Laboratories, Inc.*	4,700	150,494
InfuSystems Holdings, Inc.*	8,976	31,596
Ingles Markets, Inc. - Class A1	6,900	258,750
Insperity, Inc.	2,450	126,738
Inter Parfums, Inc.	5,900	182,310
Invacare Corp.[1]	9,900	130,383
ITT Educational Services, Inc.*[1]	5,300	16,377
J&J Snack Foods Corp.	700	75,796
John B Sanfilippo & Son, Inc.	9,968	688,689
K12, Inc.*	7,250	71,703
KAR Auction Services, Inc.	5,370	204,812
Kelly Services, Inc. - Class A	10,000	191,200
Kindred Healthcare, Inc.	19,100	235,885
Korn/Ferry International	4,500	127,305
Landauer, Inc.	700	23,149
LeMaitre Vascular, Inc.[1]	4,339	67,341
LendingTree, Inc.*[1]	2,700	264,006
Lexicon Pharmaceuticals, Inc.*[1]	6,300	75,285
LHC Group, Inc.*	7,500	266,700
LifePoint Health, Inc.*	19,000	1,315,750
Lifevantage Corp.*[1]	21,600	196,560
Lincoln Educational Services Corp.*	10,700	26,536
Magellan Health, Inc.*	12,200	828,746
Mannatech, Inc.*	2,100	46,872
Mastech Holdings, Inc.*	400	2,888
Matthews International Corp. - Class A	3,530	181,689
McGrath RentCorp	4,435	111,230
Merit Medical Systems, Inc.*	11,500	212,635
MGP Ingredients, Inc.[1]	6,146	148,979
Molina Healthcare, Inc.*[1]	3,600	232,164
Monro Muffler Brake, Inc.[1]	800	57,176
Monster Worldwide, Inc.*	25,000	81,500
Myriad Genetics, Inc.*[1]	200	7,486
National Beverage Corp.*	3,600	152,352
National HealthCare Corp.	2,800	174,440
Natural Alternatives International, Inc.*	5,301	71,723

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Natural Grocers by Vitamin Cottage, Inc.*[1]	1,900	$40,413
Natural Health Trends Corp.[1]	3,500	116,025
Natus Medical, Inc.*	5,300	203,679
Navigant Consulting, Inc.*	13,900	219,759
Neff Corp. - Class A*	4,700	34,968
Nutraceutical International Corp.*	1,351	32,897
Nutrisystem, Inc.	2,900	60,523
Nuvectra Corp.*	2,220	12,010
Ohr Pharmaceutical, Inc.*[1]	6,500	20,865
Omega Protein Corp.*[1]	19,417	328,924
On Assignment, Inc.*	600	22,152
OraSure Technologies, Inc.*	12,000	86,760
Orthofix International N.V.*	2,000	83,040
Owens & Minor, Inc.[1]	8,600	347,612
Pacific Biosciences of California, Inc.*[1]	3,100	26,350
PAREXEL International Corp.*	415	26,033
PFSweb, Inc.*[1]	3,200	41,984
PharMerica Corp.*	13,600	300,696
Post Holdings, Inc.*[1]	20,250	1,392,592
Prestige Brands Holdings, Inc.*[1]	12,410	662,570
Primo Water Corp.*	6,800	68,612
Providence Service Corp.*[1]	1,050	53,624
PTC Therapeutics, Inc.*	550	3,542
Quad/Graphics, Inc.	10,025	129,723
RCM Technologies, Inc.	8,200	43,542
Rent-A-Center, Inc.[1]	8,270	131,079
Resources Connection, Inc.	498	7,749
Revlon, Inc. - Class A*	7,350	267,613
RPX Corp.*	800	9,008
RR Donnelley & Sons Co.[1]	13,096	214,774
RTI Surgical, Inc.*	11,800	47,200
Sanderson Farms, Inc.[1]	6,250	563,625
SciClone Pharmaceuticals, Inc.*	28,232	310,552
Seaboard Corp.*	90	270,271
Select Medical Holdings Corp.	29,249	345,431
Seneca Foods Corp. - Class A*	4,400	152,856
ServiceSource International, Inc.*[1]	12,100	51,546
Snyder's-Lance, Inc.[1]	7,700	242,396
SpartanNash Co.	16,200	491,022
Spectrum Pharmaceuticals, Inc.*	7,800	49,608
Sprouts Farmers Market, Inc.*[1]	7,800	226,512
STERIS PLC[1]	300	21,315
Strayer Education, Inc.*[1]	1,550	75,563
Sucampo Pharmaceuticals, Inc. - Class A*[1]	1,300	14,209
Symmetry Surgical, Inc.*	14,800	145,928
TherapeuticsMD, Inc.*[1]	20,300	129,920
TreeHouse Foods, Inc.*	1,325	114,944
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Triple-S Management Corp. - Class B*	13,400	333,124
TrueBlue, Inc.*	2,300	60,145
Universal American Corp.	18,110	129,305
Universal Corp.[1]	8,410	477,772
USANA Health Sciences, Inc.*[1]	700	84,994
USMD Holdings, Inc.*	2,357	25,338
VCA, Inc.*[1]	5,156	297,450
Viad Corp.	7,500	218,700
Village Super Market, Inc. - Class A	504	12,177
WD-40 Co.[1]	1,000	108,010
Weight Watchers International, Inc.*[1]	3,200	46,496
Weis Markets, Inc.	6,952	313,257
WellCare Health Plans, Inc.*[1]	1,300	120,575
		33,438,275
DIVERSIFIED – 0.1%
HRG Group, Inc.*	11,300	157,409

ENERGY – 5.6%
Adams Resources & Energy, Inc.	3,375	134,933
Alon USA Energy, Inc.[1]	30,100	310,632
Archrock, Inc.	11,400	91,200
Atwood Oceanics, Inc.	11,500	105,455
Basic Energy Services, Inc.*[1]	13,700	37,812
Bill Barrett Corp.*	7,800	48,516
Bristow Group, Inc.[1]	9,719	183,883
Callon Petroleum Co.*[1]	56,100	496,485
Carrizo Oil & Gas, Inc.*	1,930	59,676
Contango Oil & Gas Co.*	4,300	50,697
CVR Energy, Inc.[1]	6,720	175,392
Dawson Geophysical Co.*	12,466	56,970
Delek U.S. Holdings, Inc.	23,970	365,303
Denbury Resources, Inc.[1]	26,400	58,608
Diamond Offshore Drilling, Inc.[1]	23,800	517,174
Diamondback Energy, Inc.*[1]	2,400	185,232
Dril-Quip, Inc.*[1]	2,900	175,624
Era Group, Inc.*	4,800	45,024
Exterran Corp.*	6,550	101,263
Flotek Industries, Inc.*[1]	4,700	34,451
Forum Energy Technologies, Inc.*[1]	3,707	48,932
Frank's International N.V.[1]	23,000	379,040
FutureFuel Corp.	3,400	40,086
Green Plains, Inc.	20,200	322,392
Gulfmark Offshore, Inc. - Class A*[1]	9,800	60,466
Gulfport Energy Corp.*	10,280	291,335
Helix Energy Solutions Group, Inc.*	43,800	245,280
ION Geophysical Corp.*	8,500	68,680
Matador Resources Co.*[1]	8,300	157,368

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Matrix Service Co.*	4,394	$77,774
McDermott International, Inc.*[1]	69,240	283,192
MRC Global, Inc.*[1]	7,100	93,294
Murphy USA, Inc.*	2,200	135,190
Nabors Industries Ltd.	7,000	64,400
Natural Gas Services Group, Inc.*[1]	6,441	139,319
Newfield Exploration Co.*[1]	2,700	89,775
Newpark Resources, Inc.*[1]	36,700	158,544
Noble Corp. plc[1]	18,870	195,305
Northern Oil and Gas, Inc.*[1]	14,070	56,139
NOW, Inc.*[1]	2,750	48,730
Oasis Petroleum, Inc.*	25,100	182,728
Oil States International, Inc.*[1]	3,700	116,624
Par Pacific Holdings, Inc.*[1]	4,300	80,668
Parker Drilling Co.*	99,822	211,623
Parsley Energy, Inc. - Class A*	22,200	501,720
Patterson-UTI Energy, Inc.	28,100	495,122
PBF Energy, Inc. - Class A	20,520	681,264
PDC Energy, Inc.*	18,300	1,087,935
PHI, Inc.*	5,700	107,673
Range Resources Corp.[1]	3,700	119,806
Renewable Energy Group, Inc.*[1]	33,400	315,296
REX American Resources Corp.*[1]	4,518	250,613
Rice Energy, Inc.*	6,100	85,156
Rowan Cos. Plc - Class A1	31,600	508,760
RPC, Inc.[1]	25,000	354,500
RSP Permian, Inc.*	19,950	579,348
SEACOR Holdings, Inc.*[1]	9,854	536,550
SunCoke Energy, Inc.	17,600	114,400
Superior Energy Services, Inc.[1]	12,100	162,019
Tesco Corp.	15,800	136,038
TETRA Technologies, Inc.*	35,150	223,202
Western Refining, Inc.	6,020	175,122
Willbros Group, Inc.*	10,494	22,352
WPX Energy, Inc.*	4,600	32,154
		13,270,244
FINANCIAL – 25.9%
1st Constitution Bancorp*[1]	661	8,368
1st Source Corp.	10,812	344,254
Access National Corp.	771	15,289
ACNB Corp.	1,200	26,856
Air Lease Corp.[1]	6,500	208,780
Aircastle Ltd.[1]	25,860	575,126
Alexander & Baldwin, Inc.	3,900	143,052
Ambac Financial Group, Inc.*	16,700	263,860
American Equity Investment Life Holding Co.	39,790	668,472
COMMON STOCKS (Continued)
FINANCIAL (Continued)
American National Bankshares, Inc.	1,366	34,601
American National Insurance Co.	1,900	219,450
American River Bankshares*	1,300	13,208
Ameris Bancorp[1]	6,200	183,396
AMERISAFE, Inc.	8,288	435,452
AmeriServ Financial, Inc.	6,700	20,033
Ames National Corp.[1]	500	12,380
AmTrust Financial Services, Inc.[1]	13,152	340,374
Anchor BanCorp Wisconsin, Inc.*	2,300	103,638
Argo Group International Holdings Ltd.[1]	9,268	531,891
Arrow Financial Corp.	771	20,485
Aspen Insurance Holdings Ltd.	10,060	479,862
Associated Banc-Corp[1]	9,400	168,636
Asta Funding, Inc.*	4,100	36,531
Astoria Financial Corp.	37,700	597,168
Atlantic American Corp.	8,300	36,935
Atlantic Coast Financial Corp.*	3,000	18,120
Atlanticus Holdings Corp.*	9,700	29,100
Atlas Financial Holdings, Inc.*	4,340	78,728
Baldwin & Lyons, Inc. - Class B1	7,000	172,270
Banc of California, Inc.	4,400	77,000
BancFirst Corp.	1,192	67,980
Bancorp, Inc.*	4,900	28,028
BancorpSouth, Inc.	9,600	204,576
Bank Mutual Corp.	16,001	121,128
Bank of Commerce Holdings	5,400	34,290
Bank of Hawaii Corp.	1,700	116,076
Bank of Marin Bancorp	655	32,239
BankFinancial Corp.	9,450	111,699
Banner Corp.	3,110	130,744
Bar Harbor Bankshares[1]	1,821	60,494
Baylake Corp.	809	12,920
BBCN Bancorp, Inc.	5,000	75,950
BBX Capital Corp. - Class A*[1]	1,200	19,152
Bear State Financial, Inc.*[1]	4,900	45,423
Berkshire Hills Bancorp, Inc.	9,036	242,978
Blue Capital Reinsurance Holdings Ltd.	4,500	80,640
BNC Bancorp	6,897	145,665
BOK Financial Corp.[1]	1,600	87,392
Boston Private Financial Holdings, Inc.[1]	11,900	136,255
Bridge Bancorp, Inc.[1]	2,300	70,081
Brookline Bancorp, Inc.	25,600	281,856
Bryn Mawr Bank Corp.	477	12,273
C&F Financial Corp.	500	19,100
Calamos Asset Management, Inc. - Class A	6,000	50,940
Camden National Corp.	381	16,002
Cape Bancorp, Inc.	5,500	73,920

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Capital Bank Financial Corp. - Class A1	6,722	$207,374
Capital City Bank Group, Inc.	3,545	51,722
Capitol Federal Financial, Inc.	32,800	434,928
Cardinal Financial Corp.	4,200	85,470
Cascade Bancorp*	4,886	27,899
Cass Information Systems, Inc.	1,800	94,230
Cathay General Bancorp[1]	18,000	509,940
CenterState Banks, Inc.	8,200	122,098
Central Pacific Financial Corp.	3,000	65,310
Central Valley Community Bancorp	1,060	11,798
Century Bancorp, Inc. - Class A	815	31,712
Chemical Financial Corp.	11,490	410,078
Cheviot Financial Corp.	2,500	36,725
Chicopee Bancorp, Inc.	2,013	35,509
Citizens & Northern Corp.	700	13,916
Citizens, Inc.*[1]	30,400	220,096
City Holding Co.[1]	1,599	76,400
Civista Bancshares, Inc.	2,440	25,156
Clifton Bancorp, Inc.[1]	6,400	96,768
CNB Financial Corp.	930	16,359
CNO Financial Group, Inc.[1]	70,780	1,268,378
CoBiz Financial, Inc.	4,300	50,826
Codorus Valley Bancorp, Inc.	589	11,910
Cohen & Steers, Inc.	1,300	50,596
Colony Bankcorp, Inc.*	3,800	34,922
Columbia Banking System, Inc.[1]	10,000	299,200
Community Bank System, Inc.[1]	2,700	103,167
Community Bankers Trust Corp.*	3,286	16,430
Community Financial Corp.	900	19,656
Community Trust Bancorp, Inc.	680	24,018
Community West Bancshares	904	6,147
ConnectOne Bancorp, Inc.	1,000	16,350
Consumer Portfolio Services, Inc.*	3,800	16,074
Cowen Group, Inc. - Class A*[1]	39,400	150,114
Crawford & Co. - Class B	8,300	53,784
Credit Acceptance Corp.*[1]	250	45,387
CU Bancorp*	2,352	49,792
Customers Bancorp, Inc.*	5,150	121,694
CVB Financial Corp.[1]	9,600	167,520
Dime Community Bancshares, Inc.	4,900	86,338
Donegal Group, Inc. - Class A	5,031	72,346
Eagle Bancorp, Inc.*[1]	2,137	102,576
Eastern Virginia Bankshares, Inc.	2,700	18,063
Ellie Mae, Inc.*[1]	6,590	597,318
EMC Insurance Group, Inc.	7,749	198,762
Employers Holdings, Inc.	18,200	512,148
Encore Capital Group, Inc.*[1]	1,600	41,184
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Endurance Specialty Holdings Ltd.	29,516	1,928,575
Enstar Group Ltd.*[1]	2,700	438,966
Enterprise Bancorp, Inc.[1]	2,000	52,480
Enterprise Financial Services Corp.	3,100	83,824
Erie Indemnity Co. - Class A	2,200	204,578
ESSA Bancorp, Inc.	6,328	85,365
Evans Bancorp, Inc.	300	7,320
EverBank Financial Corp.	8,680	130,981
Farmers Capital Bank Corp.	2,000	52,840
Farmers National Banc Corp.	5,600	49,896
FBL Financial Group, Inc. - Class A	14,400	885,888
Federal Agricultural Mortgage Corp. - Class C	7,808	294,596
Federated National Holding Co.[1]	8,720	171,435
Fidelity & Guaranty Life	3,310	86,854
Fidelity Southern Corp.	2,807	45,024
Financial Institutions, Inc.[1]	3,930	114,245
First Acceptance Corp.*	3,479	6,262
First American Financial Corp.	13,760	524,394
First Bancorp, Inc.	870	16,974
First BanCorp/Puerto Rico*	9,700	28,324
First Bancorp/Southern Pines NC	2,400	45,240
First Bancshares, Inc.	1,086	16,974
First Bank/Hamilton NJ*	1,300	9,022
First Busey Corp.	8,549	175,084
First Business Financial Services, Inc.	1,212	27,791
First Citizens BancShares, Inc. - Class A	1,300	326,391
First Clover Leaf Financial Corp.	500	4,700
First Commonwealth Financial Corp.	33,960	300,886
First Community Bancshares, Inc.	2,700	53,568
First Community Corp.	700	10,094
First Defiance Financial Corp.	6,550	251,585
First Financial Bancorp	16,300	296,334
First Financial Corp.	3,081	105,401
First Financial Northwest, Inc.	12,200	160,674
First Horizon National Corp.	13,000	170,300
First Interstate BancSystem, Inc. - Class A	7,200	202,536
First Merchants Corp.	10,105	238,175
First Midwest Bancorp, Inc.	20,500	369,410
First NBC Bank Holding Co.*	1,400	28,826
First Niagara Financial Group, Inc.	28,180	272,782
First of Long Island Corp.	3,350	95,475
First South Bancorp, Inc./Washington NC	500	4,125
First United Corp.*	1,902	20,827
FirstMerit Corp.	13,800	290,490
Flagstar Bancorp, Inc.*[1]	7,500	160,950
Flushing Financial Corp.	8,900	192,418

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
FNB Corp.[1]	37,627	$489,527
Forestar Group, Inc.*[1]	6,600	86,064
Fox Chase Bancorp, Inc.	10,000	193,200
FRP Holdings, Inc.*	1,800	64,080
FS Bancorp, Inc.	1,000	25,190
Fulton Financial Corp.[1]	56,400	754,632
GAIN Capital Holdings, Inc.[1]	16,500	108,240
GAMCO Investors, Inc. - Class A	1,200	44,472
German American Bancorp, Inc.	2,558	82,368
Glacier Bancorp, Inc.[1]	6,900	175,398
Global Indemnity PLC*	2,000	62,260
Great Southern Bancorp, Inc.[1]	2,415	89,669
Greenlight Capital Re Ltd. - Class A*[1]	3,300	71,907
Guaranty Bancorp	3,000	46,380
Guaranty Federal Bancshares, Inc.	965	14,446
Hallmark Financial Services, Inc.*	17,099	196,638
Hancock Holding Co.[1]	1,400	32,144
Hanmi Financial Corp.	2,200	48,444
Hanover Insurance Group, Inc.	14,100	1,272,102
Hawthorn Bancshares, Inc.	432	6,372
HCI Group, Inc.[1]	900	29,970
Heartland Financial USA, Inc.	2,800	86,212
Heritage Commerce Corp.	6,440	64,464
Heritage Financial Corp.	3,270	57,454
Heritage Oaks Bancorp	5,370	41,832
HF Financial Corp.	4,850	87,300
Higher One Holdings, Inc.*	41,800	163,438
Hilltop Holdings, Inc.*	18,147	342,615
HMN Financial, Inc.*	1,020	11,485
Home Bancorp, Inc.	2,520	67,561
HomeStreet, Inc.*[1]	4,200	87,402
HopFed Bancorp, Inc.[1]	1,074	12,297
Horace Mann Educators Corp.	15,900	503,871
Horizon Bancorp[1]	1,900	46,968
IBERIABANK Corp.	3,871	198,466
IF Bancorp, Inc.	1,900	35,188
Independence Holding Co.	9,750	155,220
Independent Bank Corp.	3,589	52,220
Independent Bank Corp./Rockland MA1	1,800	82,728
Infinity Property & Casualty Corp.	6,740	542,570
Interactive Brokers Group, Inc. - Class A1	6,300	247,716
International Bancshares Corp.	15,500	382,230
INTL. FCStone, Inc.*	2,645	70,701
Investment Technology Group, Inc.	10,475	231,497
Investors Title Co.	1,300	118,391
Janus Capital Group, Inc.[1]	48,800	713,944
KCG Holdings, Inc. - Class A*	2,189	26,159
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Kearny Financial Corp.	5,100	62,985
Kemper Corp.	22,330	660,298
Lake Sunapee Bank Group	690	9,646
Lakeland Bancorp, Inc.	8,135	82,570
Lakeland Financial Corp.	2,300	105,294
Landmark Bancorp, Inc./Manhattan KS	441	11,029
LaPorte Bancorp, Inc.	1,815	28,604
Macatawa Bank Corp.	4,200	26,250
Maiden Holdings Ltd.[1]	29,540	382,248
MainSource Financial Group, Inc.[1]	6,353	133,985
Malvern Bancorp, Inc.*	2,546	40,787
MarketAxess Holdings, Inc.	3,900	486,837
Marlin Business Services Corp.	7,400	105,894
MB Financial, Inc.[1]	12,543	407,020
MBIA, Inc.*	61,900	547,815
MBT Financial Corp.	7,000	56,350
Mercantile Bank Corp.	4,830	108,289
Merchants Bancshares, Inc.	1,390	41,339
Mercury General Corp.	14,100	782,550
Meta Financial Group, Inc.	600	27,360
Middleburg Financial Corp.	700	15,120
MidWestOne Financial Group, Inc.	2,100	57,645
Monarch Financial Holdings, Inc.	2,511	41,708
MutualFirst Financial, Inc.	2,626	66,175
National Bankshares, Inc.[1]	1,700	58,344
National General Holdings Corp.	7,500	161,925
National Interstate Corp.	3,300	98,736
National Penn Bancshares, Inc.[1]	36,250	385,700
National Western Life Group, Inc. - Class A	1,800	415,134
Nationstar Mortgage Holdings, Inc.*[1]	8,400	83,160
Navigators Group, Inc.*	9,833	824,694
NBT Bancorp, Inc.	5,400	145,530
Nelnet, Inc. - Class A	9,800	385,826
NewStar Financial, Inc.*	7,600	66,500
Northeast Bancorp	694	7,363
Northrim BanCorp, Inc.	1,620	38,734
Northwest Bancshares, Inc.[1]	20,608	278,414
Ocean Shore Holding Co.	6,210	108,799
OceanFirst Financial Corp.	8,400	148,512
OFG Bancorp[1]	12,400	86,676
Old Line Bancshares, Inc.	1,300	23,439
Old National Bancorp[1]	25,400	309,626
Old Point Financial Corp.	861	16,015
Old Second Bancorp, Inc.*	14,600	104,682
OneBeacon Insurance Group Ltd. - Class A1	1,500	19,095
Oppenheimer Holdings, Inc. - Class A	3,400	53,652
Oritani Financial Corp.	8,152	138,339

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Orrstown Financial Services, Inc.	533	$9,232
Pacific Continental Corp.	3,400	54,842
Pacific Mercantile Bancorp*	1,800	12,600
Pacific Premier Bancorp, Inc.*[1]	4,930	105,354
Park National Corp.[1]	2,100	189,000
Park Sterling Corp.	13,789	91,973
Parke Bancorp, Inc.[1]	2,400	31,800
Pathfinder Bancorp, Inc.[1]	1,600	17,632
Peapack Gladstone Financial Corp.	1,695	28,645
Penns Woods Bancorp, Inc.	400	15,416
PennyMac Financial Services, Inc. - Class A*	3,200	37,632
Peoples Bancorp of North Carolina, Inc.	300	5,580
Peoples Bancorp, Inc.	1,800	35,172
PHH Corp.*[1]	24,400	305,976
Phoenix Cos., Inc.*	2,400	88,416
Pinnacle Financial Partners, Inc.[1]	9,600	470,976
Piper Jaffray Cos.*[1]	5,300	262,668
Preferred Bank/Los Angeles CA1	3,900	117,975
Premier Financial Bancorp, Inc.	2,300	36,248
Primerica, Inc.[1]	11,900	529,907
PrivateBancorp, Inc.	15,547	600,114
ProAssurance Corp.	5,500	278,300
Prospect Capital Corp.[1]	15,400	111,958
Provident Financial Holdings, Inc.	4,300	73,315
Provident Financial Services, Inc.	14,800	298,812
Prudential Bancorp, Inc.[1]	3,200	45,824
Pulaski Financial Corp.	7,190	116,118
QCR Holdings, Inc.	1,740	41,499
Radian Group, Inc.	11,700	145,080
Regional Management Corp.*[1]	7,800	133,458
RenaissanceRe Holdings Ltd.[1]	2,484	297,658
Renasant Corp.	13,203	434,511
Republic Bancorp, Inc. - Class A1	300	7,749
Republic First Bancorp, Inc.*[1]	3,400	14,314
Riverview Bancorp, Inc.[1]	12,448	52,282
RLI Corp.[1]	12,300	822,378
S&T Bancorp, Inc.	8,216	211,644
Safety Insurance Group, Inc.	6,550	373,743
Sandy Spring Bancorp, Inc.	4,031	112,183
Seacoast Banking Corp. of Florida*	7,875	124,346
Security National Financial Corp. - Class A*[1]	6,135	31,227
Selective Insurance Group, Inc.	36,393	1,332,348
Severn Bancorp, Inc.*	2,200	11,110
Shore Bancshares, Inc.	3,600	43,128
SI Financial Group, Inc.	6,500	90,545
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Sierra Bancorp	5,400	98,010
Simmons First National Corp. - Class A	1,952	87,977
SLM Corp.*[1]	16,000	101,760
South State Corp.	3,755	241,184
Southern First Bancshares, Inc.*	2,000	48,820
Southern National Bancorp of Virginia, Inc.	1,800	21,456
Southside Bancshares, Inc.[1]	3,312	86,344
Southwest Bancorp, Inc.	6,100	91,805
St. Joe Co.*[1]	5,100	87,465
State Auto Financial Corp.[1]	15,545	342,923
State Bank Financial Corp.	9,400	185,744
State National Cos., Inc.	13,200	166,320
Sterling Bancorp[1]	26,609	423,881
Stewart Information Services Corp.	10,580	383,842
Stock Yards Bancorp, Inc.	1,300	50,089
Stratus Properties, Inc.*	4,600	109,296
Suffolk Bancorp	700	17,668
Summit Financial Group, Inc.	4,701	72,724
Summit State Bank	2,840	38,738
Synovus Financial Corp.	8,828	255,217
TCF Financial Corp.	3,900	47,814
Territorial Bancorp, Inc.[1]	200	5,212
Texas Capital Bancshares, Inc.*[1]	1,100	42,218
Timberland Bancorp, Inc.	4,878	61,658
Tompkins Financial Corp.[1]	3,729	238,656
Towne Bank/Portsmouth VA	4,075	78,199
Transcontinental Realty Investors, Inc.*	3,100	30,721
TriCo Bancshares	4,525	114,573
TrustCo Bank Corp. NY	19,200	116,352
Trustmark Corp.[1]	12,350	284,420
Two River Bancorp[1]	1,800	17,100
Umpqua Holdings Corp.[1]	62,024	983,701
Unico American Corp.*	3,320	31,540
Union Bankshares Corp.	11,809	290,856
United Bankshares, Inc.[1]	8,459	310,445
United Community Bancorp[1]	995	13,572
United Community Banks, Inc.	5,600	103,432
United Community Financial Corp.	40,760	239,261
United Financial Bancorp, Inc.	7,289	91,769
United Fire Group, Inc.	18,370	804,973
United Insurance Holdings Corp.[1]	24,706	474,602
United Security Bancshares/Fresno CA*	4,802	23,768
Unity Bancorp, Inc.	3,002	34,133
Universal Insurance Holdings, Inc.[1]	24,660	438,948
Univest Corp. of Pennsylvania	3,800	74,138
Validus Holdings Ltd.	21,800	1,028,742
Valley National Bancorp	5,191	49,522

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Virtus Investment Partners, Inc.	800	$62,488
Walker & Dunlop, Inc.*	9,800	237,846
Washington Federal, Inc.[1]	28,200	638,730
Washington Trust Bancorp, Inc.	3,100	115,692
WashingtonFirst Bankshares, Inc.	210	4,588
Waterstone Financial, Inc.	5,624	76,936
Webster Financial Corp.[1]	22,740	816,366
WesBanco, Inc.	10,215	303,488
West Bancorporation, Inc.	2,220	40,471
Western Alliance Bancorp*	2,390	79,778
Westfield Financial, Inc.	8,700	73,341
Wilshire Bancorp, Inc.	16,800	173,040
Wintrust Financial Corp.[1]	12,300	545,382
WSFS Financial Corp.[1]	7,159	232,811
Xenith Bankshares, Inc.*	3,000	22,680
Yadkin Financial Corp.[1]	5,845	138,351
Your Community Bankshares, Inc.	571	17,884
		61,230,456
INDUSTRIAL – 16.4%
A. M. Castle & Co.*	5,638	15,223
AAON, Inc.	9,400	263,200
AAR Corp.	16,600	386,282
Actuant Corp. - Class A	8,500	210,035
Advanced Energy Industries, Inc.*	6,750	234,832
Aegion Corp.*[1]	7,989	168,488
AEP Industries, Inc.	3,100	204,600
Aerovironment, Inc.*	4,100	116,112
Air T, Inc.*	1,700	41,072
Air Transport Services Group, Inc.*	45,900	705,942
Alamo Group, Inc.	4,900	272,979
Albany International Corp. - Class A	2,500	93,975
Allied Motion Technologies, Inc.[1]	8,706	156,708
Ameresco, Inc. - Class A*[1]	3,222	15,369
American Railcar Industries, Inc.[1]	4,800	195,504
American Superconductor Corp.*[1]	9,600	72,960
Ampco-Pittsburgh Corp.	200	2,782
ArcBest Corp.[1]	17,100	369,189
Ardmore Shipping Corp.	6,600	55,770
Argan, Inc.	3,600	126,576
Astec Industries, Inc.[1]	5,297	247,211
Atlas Air Worldwide Holdings, Inc.*	15,250	644,617
AVX Corp.	10,700	134,499
AZZ, Inc.	1,600	90,560
Babcock & Wilcox Enterprises, Inc.*	4,800	102,720
Ballantyne Strong, Inc.*	7,765	35,641
Barnes Group, Inc.	9,900	346,797
Bel Fuse, Inc. - Class B	3,880	56,648
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Bemis Co., Inc.[1]	7,870	407,509
Benchmark Electronics, Inc.*	23,800	548,590
Berry Plastics Group, Inc.*[1]	9,120	329,688
Boise Cascade Co.*[1]	8,200	169,904
Brady Corp. - Class A	7,900	212,036
Briggs & Stratton Corp.[1]	24,800	593,216
Builders FirstSource, Inc.*	6,400	72,128
BWX Technologies, Inc.	6,800	228,208
CAI International, Inc.*	8,900	85,974
Celadon Group, Inc.	6,200	64,976
Chart Industries, Inc.*[1]	4,300	93,396
Chase Corp.	1,400	73,626
Checkpoint Systems, Inc.*	12,352	125,002
Chicago Bridge & Iron Co. N.V.[1]	2,600	95,134
CIRCOR International, Inc.	300	13,917
CLARCOR, Inc.[1]	2,800	161,812
Coherent, Inc.*	7,989	734,189
Columbus McKinnon Corp.	1,700	26,792
Comfort Systems USA, Inc.	5,600	177,912
Control4 Corp.*[1]	13,100	104,276
Core Molding Technologies, Inc.*	3,500	43,680
Covanta Holding Corp.[1]	28,700	483,882
Covenant Transportation Group, Inc. - Class A*[1]	22,742	550,129
CTS Corp.	5,600	88,144
Cubic Corp.	2,300	91,908
CUI Global, Inc.*[1]	5,500	44,440
Curtiss-Wright Corp.	11,600	877,772
CyberOptics Corp.*	4,300	40,119
DHT Holdings, Inc.[1]	34,800	200,448
Drew Industries, Inc.	960	61,882
Ducommun, Inc.*	2,322	35,411
Dycom Industries, Inc.*[1]	5,900	381,553
Eastern Co.	2,500	41,050
Ecology and Environment, Inc. - Class A	1,400	14,056
Electro Scientific Industries, Inc.*	2,445	17,482
EMCOR Group, Inc.	6,700	325,620
Encore Wire Corp.	5,700	221,901
EnPro Industries, Inc.	1,700	98,056
ESCO Technologies, Inc.	2,900	113,042
Esterline Technologies Corp.*[1]	7,940	508,716
Fabrinet*	9,700	313,795
Frequency Electronics, Inc.*	3,019	30,130
GATX Corp.[1]	18,640	885,400
Gencor Industries, Inc.*	4,800	70,176
Generac Holdings, Inc.*[1]	1,800	67,032
General Cable Corp.	16,000	195,360

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
General Finance Corp.*[1]	9,600	$43,776
Gibraltar Industries, Inc.*	22,950	656,370
Global Brass & Copper Holdings, Inc.	4,800	119,760
GP Strategies Corp.*	2,300	63,020
Granite Construction, Inc.[1]	10,750	513,850
Graphic Packaging Holding Co.	29,800	382,930
Greenbrier Cos., Inc.[1]	9,800	270,872
Greif, Inc. - Class A	900	29,475
Griffon Corp.	25,230	389,803
GSI Group, Inc.*	3,600	50,976
Handy & Harman Ltd.*	2,200	60,170
Hardinge, Inc.	5,000	62,350
Harris Corp.[1]	2,009	156,421
Haynes International, Inc.	3,000	109,500
Headwaters, Inc.*	6,300	124,992
Heartland Express, Inc.[1]	10,200	189,210
Heritage-Crystal Clean, Inc.*	5,800	57,652
Hill International, Inc.*	12,400	41,788
Hornbeck Offshore Services, Inc.*[1]	9,754	96,857
Hurco Cos., Inc.	3,202	105,634
Hyster-Yale Materials Handling, Inc.	2,380	158,508
II-VI, Inc.*[1]	17,370	377,103
Insteel Industries, Inc.[1]	16,000	489,120
Integrated Electrical Services, Inc.*	21,900	321,273
IntriCon Corp.*	2,379	15,154
Iteris, Inc.*	28,016	68,359
Itron, Inc.*[1]	5,900	246,148
John Bean Technologies Corp.	1,700	95,897
Kadant, Inc.	6,290	284,056
Kaman Corp.	2,000	85,380
KapStone Paper and Packaging Corp.	2,500	34,625
KBR, Inc.[1]	6,900	106,812
Kimball Electronics, Inc.*	7,300	81,541
Knight Transportation, Inc.[1]	8,400	219,660
Knowles Corp.*[1]	6,267	82,599
Kratos Defense & Security Solutions, Inc.*[1]	22,100	109,395
Lawson Products, Inc.*	4,046	79,221
Layne Christensen Co.*[1]	3,200	23,008
LB Foster Co. - Class A	3,006	54,589
Lindsay Corp.[1]	1,100	78,771
Littelfuse, Inc.	600	73,866
Louisiana-Pacific Corp.*[1]	57,060	976,867
LS Starrett Co. - Class A	3,221	33,337
LSB Industries, Inc.*[1]	5,100	65,025
LSI Industries, Inc.	9,300	109,275
Lydall, Inc.*	7,888	256,518
Manitowoc Co., Inc.	32,400	140,292
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Manitowoc Foodservice, Inc.*[1]	13,400	197,516
Marten Transport Ltd.	16,200	303,264
MasTec, Inc.*	11,944	241,747
Matson, Inc.	13,003	522,331
Methode Electronics, Inc.	7,580	221,639
Mistras Group, Inc.*	5,900	146,143
MOCON, Inc.	1,100	15,235
Moog, Inc. - Class A*	2,700	123,336
MSA Safety, Inc.	1,500	72,525
Mueller Industries, Inc.	4,400	129,448
Mueller Water Products, Inc. - Class A	6,901	68,182
Multi-Color Corp.[1]	5,238	279,447
Multi-Fineline Electronix, Inc.*	10,977	254,776
Myers Industries, Inc.	4,200	54,012
MYR Group, Inc.*	2,200	55,242
National Presto Industries, Inc.[1]	600	50,244
Navios Maritime Acquisition Corp.[1]	48,300	76,797
NCI Building Systems, Inc.*	2,600	36,920
Newport Corp.*[1]	9,300	213,900
NN, Inc.[1]	3,500	47,880
Nordic American Tankers Ltd.[1]	21,400	301,526
Nordson Corp.[1]	4,500	342,180
Olympic Steel, Inc.	7,700	133,287
Orbital ATK, Inc.	2,828	245,866
Orion Marine Group, Inc.*	10,200	52,836
Oshkosh Corp.[1]	1,900	77,653
OSI Systems, Inc.*	2,200	144,078
PAM Transportation Services, Inc.*	4,537	139,740
Park-Ohio Holdings Corp.	700	29,974
Patrick Industries, Inc.*	4,460	202,439
Plexus Corp.*	5,800	229,216
Powell Industries, Inc.[1]	600	17,886
PowerSecure International, Inc.*[1]	6,980	130,456
Primoris Services Corp.[1]	5,300	128,790
Quanex Building Products Corp.	9,000	156,240
Regal Beloit Corp.	300	18,927
Roadrunner Transportation Systems, Inc.*	100	1,246
Rofin-Sinar Technologies, Inc.*	9,000	289,980
Rogers Corp.*	700	41,909
Saia, Inc.*	6,600	185,790
Sanmina Corp.*	41,690	974,712
Scorpio Tankers, Inc.	12,310	71,767
Ship Finance International Ltd.[1]	11,465	159,249
SigmaTron International, Inc.*	2,600	16,146
SL Industries, Inc.*	1,400	47,600
Smith & Wesson Holding Corp.*[1]	11,600	308,792
Sonoco Products Co.	5,000	242,850

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
SPX Corp.	4,600	$69,092
Standex International Corp.[1]	500	38,905
Sterling Construction Co., Inc.*	9,800	50,470
Stoneridge, Inc.*	3,000	43,680
Sturm Ruger & Co., Inc.[1]	3,000	205,140
TAL International Group, Inc.[1]*	4,975	76,814
Tech Data Corp.*[1]	11,125	854,066
Teekay Tankers Ltd. - Class A	48,500	177,995
Teledyne Technologies, Inc.*[1]	5,000	440,700
Terex Corp.	2,600	64,688
Tetra Tech, Inc.	13,150	392,133
Tidewater, Inc.[1]	6,900	47,127
Transcat, Inc.*	5,141	52,130
TRC Cos., Inc.*	4,900	35,525
Tredegar Corp.	17,792	279,690
Trex Co., Inc.*	6,000	287,580
Trinseo S.A.*	6,700	246,627
TTM Technologies, Inc.*	34,044	226,393
Tutor Perini Corp.*	17,100	265,734
U.S. Concrete, Inc.*[1]	2,900	172,782
U.S. Ecology, Inc.	2,700	119,232
UFP Technologies, Inc.*	4,300	95,761
Ultralife Corp.*	6,800	34,816
Universal Display Corp.*	2,900	156,890
Universal Forest Products, Inc.	8,850	759,507
Universal Truckload Services, Inc.	6,700	110,349
USA Truck, Inc.*	9,471	178,434
Vishay Intertechnology, Inc.[1]	44,450	542,734
Vishay Precision Group, Inc.*	4,000	56,040
VSE Corp.	2,800	190,092
Watts Water Technologies, Inc. - Class A1	4,700	259,111
Werner Enterprises, Inc.	9,500	258,020
Willis Lease Finance Corp.*	8,000	172,720
Woodward, Inc.[1]	1,500	78,030
XPO Logistics, Inc.*[1]	2,712	83,258
ZAGG, Inc.*	20,060	180,741
		38,782,290
TECHNOLOGY – 8.5%
Acxiom Corp.*	3,200	68,608
Advanced Micro Devices, Inc.*[1]	93,700	267,045
Agilysys, Inc.*	8,300	84,743
Allscripts Healthcare Solutions, Inc.*[1]	13,200	174,372
Alpha & Omega Semiconductor Ltd.*[1]	21,700	257,145
American Software, Inc. - Class A	4,100	36,900
Amkor Technology, Inc.*	25,900	152,551
Astro-Med, Inc.	3,800	52,668
Avid Technology, Inc.*	2,550	17,238
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Axcelis Technologies, Inc.*	29,500	82,600
AXT, Inc.*	25,100	61,997
Blackbaud, Inc.	1,100	69,179
BroadSoft, Inc.*[1]	1,600	64,560
Brocade Communications Systems, Inc.	21,900	231,702
Brooks Automation, Inc.	32,700	340,080
CACI International, Inc. - Class A*[1]	13,600	1,451,120
Cascade Microtech, Inc.*	9,330	192,385
CEVA, Inc.*	5,200	117,000
Cirrus Logic, Inc.*[1]	15,700	571,637
Cohu, Inc.	15,644	185,851
Computer Programs & Systems, Inc.[1]	1,300	67,756
Convergys Corp.	37,200	1,033,044
Cray, Inc.*	6,000	251,460
Cree, Inc.*[1]	8,100	235,710
CSG Systems International, Inc.[1]	1,700	76,772
Cypress Semiconductor Corp.[1]	54,153	468,965
Datalink Corp.*	8,800	80,432
Digi International, Inc.*	13,600	128,248
Diodes, Inc.*[1]	8,400	168,840
DSP Group, Inc.*	16,100	146,832
Ebix, Inc.[1]	14,070	573,915
Electronics For Imaging, Inc.*[1]	6,200	262,818
EMCORE Corp.*	12,100	60,500
Engility Holdings, Inc.*	5,606	105,169
Entegris, Inc.*	25,100	341,862
Epiq Systems, Inc.	6,300	94,626
Exar Corp.*	6,200	35,650
ExlService Holdings, Inc.*	3,410	176,638
ExOne Co.*	2,600	34,164
Fair Isaac Corp.	230	24,401
Fairchild Semiconductor International, Inc.*	41,000	820,000
Five9, Inc.*	8,000	71,120
FormFactor, Inc.*[1]	27,090	196,944
GigOptix, Inc.*	18,600	50,220
GSE Systems, Inc.*	8,500	23,035
Hutchinson Technology, Inc.*[1]	84,529	309,376
Icad, Inc.*	6,900	35,190
InnerWorkings, Inc.*[1]	4,400	34,980
Insight Enterprises, Inc.*	15,600	446,784
Intermolecular, Inc.*	29,100	73,623
Intersil Corp. - Class A	37,200	497,364
IXYS Corp.	1,600	17,952
Key Tronic Corp.*	7,700	55,055
Kulicke & Soffa Industries, Inc.*	29,600	335,072
Lattice Semiconductor Corp.*[1]	26,900	152,792
Leidos Holdings, Inc.[1]	3,700	186,184

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Lexmark International, Inc. - Class A	4,505	$150,602
ManTech International Corp. - Class A	9,780	312,862
MAXIMUS, Inc.[1]	900	47,376
MaxLinear, Inc. - Class A*	9,933	183,761
Maxwell Technologies, Inc.*[1]	14,200	84,348
Mercury Systems, Inc.*	10,400	211,120
Microsemi Corp.*[1]	654	25,055
Mitek Systems, Inc.*[1]	23,400	153,036
MKS Instruments, Inc.	16,000	602,400
MTS Systems Corp.	700	42,595
NCI, Inc. - Class A	9,600	134,496
NetSol Technologies, Inc.*	13,250	92,485
PAR Technology Corp.*	18,323	121,481
Photronics, Inc.*	57,600	599,616
Proofpoint, Inc.*[1]	1,700	91,426
QLogic Corp.*	35,640	479,002
Qorvo, Inc.*	8,705	438,819
QuickLogic Corp.*[1]	19,900	21,094
Rovi Corp.*	28,460	583,715
Rudolph Technologies, Inc.*	6,470	88,380
Sapiens International Corp. N.V.	5,500	65,890
Science Applications International Corp.	1,600	85,344
Seachange International, Inc.*[1]	8,300	45,816
Sigma Designs, Inc.*	15,300	104,040
StarTek, Inc.*	3,000	12,600
Super Micro Computer, Inc.*[1]	16,418	559,525
Sykes Enterprises, Inc.*[1]	13,697	413,375
SYNNEX Corp.[1]	16,200	1,499,958
Take-Two Interactive Software, Inc.*[1]	2,000	75,340
Teradyne, Inc.[1]	4,900	105,791
Ultra Clean Holdings, Inc.*	6,300	33,768
Ultratech, Inc.*	6,200	135,408
USA Technologies, Inc.*[1]	19,120	83,363
VeriFone Systems, Inc.*[1]	3,200	90,368
Wayside Technology Group, Inc.	2,300	39,330
		19,966,459
UTILITIES – 0.0%
Ormat Technologies, Inc.[1]	1,580	65,159

TOTAL COMMON STOCKS
(Cost $199,080,618)		223,719,462

EXCHANGE-TRADED FUNDS – 1.5%
SPDR S&P Metals & Mining ETF[1]	57,173	1,171,475
SPDR S&P Oil & Gas Equipment & Services ETF[1]	66,600	1,152,180
SPDR S&P Oil & Gas Exploration & Production ETF[1]	38,400	1,165,440

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,472,747)		3,489,095

MONEY MARKET INVESTMENTS – 35.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.37%[2,3]	53,728,276	53,728,276
Federated Treasury Obligations Fund - Class Institutional, 0.17%[2]	8,022,420	8,022,420
Fidelity Institutional Money Market Portfolio - Class I, 0.31%[2,3]	23,026,404	23,026,404

TOTAL MONEY MARKET INVESTMENTS
(Cost $84,777,100)		84,777,100

TOTAL INVESTMENTS – 132.2%
(Cost $287,330,465)		311,985,657

Liabilities less other assets – (32.2)%		(75,925,508)

TOTAL NET ASSETS – 100.0%		$236,060,149

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $74,503,257 at March 31, 2016.

[2]	Variable rate security; the rate shown represents the rate at March 31, 2016.

[3]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $76,754,680 at March 31, 2016.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	10.3%
Banks	9.7%
Retail	6.0%
Semiconductors	3.9%
Oil & Gas	3.5%
Electronics	3.4%
Food	3.3%
Savings & Loans	3.2%
Commercial Services	3.1%
Healthcare-Services	3.0%
Computers	3.0%
Telecommunications	2.5%
Transportation	2.5%
Diversified Financial Services	2.5%
Airlines	2.2%
Building Materials	1.9%
Oil & Gas Services	1.7%
Entertainment	1.7%
Software	1.5%
Pharmaceuticals	1.5%
Engineering & Construction	1.5%
Miscellaneous Manufacturing	1.4%
Aerospace/Defense	1.4%
Media	1.3%
Chemicals	1.3%
Healthcare-Products	1.3%
Internet	1.1%
Machinery-Diversified	1.1%
Household Products/Wares	1.0%
Apparel	1.0%
Mining	0.9%
Distribution/Wholesale	0.9%
Packaging & Containers	0.9%
Home Furnishings	0.8%
Auto Parts & Equipment	0.8%
Home Builders	0.8%
Electrical Components & Equipment	0.7%
Trucking & Leasing	0.6%
Forest Products & Paper	0.5%
Environmental Control	0.5%
Iron/Steel	0.5%
Textiles	0.5%
Lodging	0.5%
Energy-Alternate Sources	0.4%
Metal Fabricate/Hardware	0.3%
Biotechnology	0.3%
Leisure Time	0.3%
Machinery-Construction & Mining	0.3%
Cosmetics/Personal Care	0.3%
Beverages	0.2%
Housewares	0.2%
Agriculture	0.2%
Real Estate	0.2%
Advertising	0.2%
Office Furnishings	0.1%
Holding Companies-Diversified	0.1%
Auto Manufacturers	0.0%
Hand/Machine Tools	0.0%
Coal	0.0%
Investment Companies	0.0%
Storage/Warehousing	0.0%
Electric	0.0%
Toys/Games/Hobbies	0.0%
Total Common Stocks	94.8%
Exchange-Traded Funds	1.5%
Money Market Investments	35.9%
Total Investments	132.2%
Liabilities less other assets	(32.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (cost $287,330,465)	$311,985,657	(1)
Receivables:
Securities sold	1,837,469
Fund shares issued	210,707
Dividends and interest	135,091
Securities lending income	31,225
Prepaid expenses and other assets	40,086
Total assets	314,240,235

LIABILITIES
Collateral due to broker for securities loaned	76,754,680
Payables:
Securities purchased	1,164,510
Fund shares redeemed	123,353
Due to Trustees	1,250
Due to Adviser	83,558
Accrued other expenses	52,735
Total liabilities	78,180,086

NET ASSETS	$236,060,149

COMPONENTS OF NET ASSETS
Paid-in-capital	$215,612,792
Accumulated undistributed net investment income	345,261
Accumulated net realized loss on investments	(4,553,096)
Net unrealized appreciation on investments	24,655,192
NET ASSETS	$236,060,149

Shares outstanding no par value (unlimited shares authorized)	15,461,822

Net asset value, offering and redemption price per share	$15.27

(1)	Includes securities on loan of $74,503,257 (Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $1,163)	$1,544,498
Securities lending income	118,169
Interest	5,821
Total investment income	1,668,488

Expenses
Investment advisory fees	519,115
Fund accounting and administration fees and expenses	54,720
Transfer agent fees	42,904
Registration fees	24,173
Professional fees	23,312
Custody fees	15,421
Shareholder reporting fees	13,153
Insurance fees	6,313
Trustees' fees and expenses	2,500
Miscellaneous expenses	1,296

Total expenses	702,907
Expenses waived by the Adviser	(79,958)
Net expenses	622,949
Net investment income	1,045,539

Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss on investments	(3,079,317)
Net change in unrealized appreciation on investments	8,403,593
Net realized and unrealized gain on investments	5,324,276

Net Increase in Net Assets from Operations	$6,369,815

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$1,045,539	$1,870,365
Net realized loss on investments	(3,079,317)	(1,639,264)
Net change in unrealized appreciation (depreciation) on investments	8,403,593	(3,709,372)
Net increase (decrease) resulting from operations	6,369,815	(3,478,271)

Distributions to Shareholders
From net investment income	(851,258)	(1,683,472)
From net realized gains	—	(407,931)
Net decrease resulting from distributions	(851,258)	(2,091,403)

Capital Transactions
Proceeds from shares issued	58,561,571	56,387,552
Reinvestment of distributions	849,664	2,086,147
Cost of shares repurchased	(18,971,681)	(24,260,326)
Net increase resulting from capital transactions	40,439,554	34,213,373

Total increase in net assets	45,958,111	28,643,699

Net Assets
Beginning of year	190,102,038	161,458,339
End of year	$236,060,149	$190,102,038

Accumulated undistributed net investment income	$345,261	$150,980

Capital Share Activity
Shares issued	4,025,747	3,539,482
Shares reinvested	56,138	132,546
Shares redeemed	(1,307,832)	(1,523,806)
Net increase in capital shares	2,774,053	2,148,222

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$14.98		$15.32	$14.89	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.07		0.16	0.10	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.28		(0.32)	0.89	3.70	1.32
Total from investment operations	0.35		(0.16)	0.99	3.86	1.37

Less Distributions:
From net investment income	(0.06)		(0.14)	(0.08)	(0.16)	(0.04)
From net realized gain	—		(0.04)	(0.48)	(0.14)	—
Total distributions	(0.06)		(0.18)	(0.56)	(0.30)	(0.04)

Net asset value, end of period	$15.27		$14.98	$15.32	$14.89	$11.33

Total return	2.36	%(1)	(1.10%)	6.70%	34.88%	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$236,060		$190,102	$161,458	$103,755	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	0.68	%(2)	0.69%	0.72%	1.17%	2.80	%(2)
After fees reimbursed by the Adviser	0.60	%(2)	0.60%	0.60%	0.60%	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	0.93	%(2)	0.91%	0.52%	0.59%	(1.18	%)(2)
After fees reimbursed by the Adviser	1.01	%(2)	1.00%	0.64%	1.16%	1.02	%(2)

Portfolio turnover rate	17	%(1)	34%	16%	24%	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS
As of March 31, 2016 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund qualifies as an investment company under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1

– quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2

– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3	– significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2016:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks
Basic Materials	$7,420,695	$—	$—	$7,420,695
Communications	12,049,741	—	—	12,049,741
Consumer, Cyclical	37,338,734	—	—	37,338,734
Consumer, Non-Cyclical	33,438,275	—	—	33,438,275
Diversified	157,409	—	—	157,409
Energy	13,270,244	—	—	13,270,244
Financial	61,230,456	—	—	61,230,456
Industrial	38,782,290	—	—	38,782,290
Technology	19,966,459	—	—	19,966,459
Utilities	65,159	—	—	65,159
Exchange-Traded Funds	3,489,095	—	—	3,489,095
Money Market Investments	84,777,100	—	—	84,777,100
Total Investments in Securities	$311,985,657	$—	$—	$311,985,657

*	There were no Level 2 or Level 3 securities as of March 31, 2016.

Certain Level 1 securities at March 31, 2016 which were held at the beginning of the year, were classified as Level 2 securities at September 30, 2015 because they did not have any trading activity on September 30, 2015 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 at March 31, 2016 was $102,897. There were no other transfers between Levels.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2016 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze all open tax years (for the Fund, since the commencement of operations), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At March 31 2016, the value of securities loaned by the Fund was $74,503,257. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

(f)

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average net assets per year until January 31, 2017.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2016 (Unaudited)

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three fiscal years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three fiscal years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2016, reimbursements that may potentially be made by the Fund to the Adviser total $757,259, which expire as follows:

September 30, 2016	$354,482
September 30, 2017	$160,543
September 30, 2018	$162,276
September 30, 2019	$79,958

Certain officers and a Trustee of the Trust are also officers of the Adviser. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2015, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$231,840,921
Gross Unrealized Appreciation	$34,181,955
Gross Unrealized Depreciation	(18,899,130)
Net Unrealized Appreciation	$15,282,825

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$165,372
Undistributed Long-term Gains	—
Tax Accumulated Earnings	165,372
Accumulated Capital and Other Losses	$(519,397)
Unrealized Appreciation on Investments	15,282,825
Total Accumulated Earnings	$14,928,800

As of September 30, 2015, the Fund had a net short-term non-expiring capital loss carryover of $519,397. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2016 (Unaudited)

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 were as follows:

	September 30, 2015	September 30, 2014
Distributions Paid From:
Ordinary Income	$1,678,990	$3,018,547
Long-term Capital Gains	412,413	1,380,642
Total Distributions	$2,091,403	$4,399,189

5. Investment Transactions

For the period ended March 31, 2016, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 71,096,040	$ 33,502,182

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

8. Recently Issued Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

9. Results of Shareholder Meeting

A special meeting of shareholders of the Trust was held on March 15, 2016. The matters voted on by the shareholders of record as of January 15, 2016 (the “Record Date”) were 1) To elect Dr. Mendel Fygenson, Brian Wing, Chad Lasdon and Paul Karapetian to the Board of Trustees of the Trust; and 2) To approve a new advisory agreement between Vericimetry Advisors LLC and the Trust, with respect to Vericimetry U.S. Small Cap Value Fund. The number of shares outstanding for the Fund as of the Record Date was 13,868,794. Both proposals were approved.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2016 (Unaudited)

With respect to the proposal to elect Dr. Mendel Fygenson, Brian Wing, Chad Lasdon and Paul Karapetian to the Board of Trustees of the Trust, the results of the vote were as follows:

For:	13,765,055
Withhold:	94,906

With respect to the proposal to approve a new advisory agreement between Vericimetry Advisors LLC and the Trust, with respect to Vericimetry U.S. Small Cap Value Fund, the results of the vote were as follows:

For:	7,093,731
Against:	30,114
Abstain:	31,057

10. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

EXPENSE EXAMPLE
For the Six Months Ended March 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2015	Ending account value March 31, 2016	Expenses paid during the period ended March 31, 2016*
Actual Example	$ 1,000.00	$ 1,023.60	$ 3.04
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.00	3.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

Vericimetry Funds

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Vericimetry Funds

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees on November 20, 2015, the Board, including the Independent Trustees, deliberated whether to approve the New Advisory Agreement. The Board reviewed the materials provided by Vericimetry related to the proposed New Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Advisory Agreement.

The following summarizes the Trustees’ review process and the information on which their conclusions were based:

Nature, Extent and Quality of Services. The Trustees noted that Vericimetry was founded in 2011 and does not currently advise any other accounts apart from the Fund. The Trustees reviewed the background information on the key investment personnel responsible for advising the Fund, noting that the team had substantial asset management experience. The Trustees further noted that Vericimetry had recently added a portfolio manager and chief compliance officer to its team, and expressed their appreciation with the adviser’s willingness to continue to invest in personnel. The Trustees noted that Vericimetry utilizes a structured quantitative investment approach based on a set of defined, fundamental characteristics to select a broadly diversified universe of eligible securities for the Fund. They considered Vericimetry’s assertion that the models used to manage the Fund are not static, but are continually modified in an effort to deliver enhanced returns against the benchmark index and other managers within the U.S. small-cap value domain. The Trustees evaluated Vericimetry’s risk management process, noting that the Fund is subjected to a comprehensive risk management program and that Vericimetry monitors compliance with the Fund’s investment limitations on a daily basis. The Trustees also reviewed Vericimetry’s broker selection process, noting that the firm evaluates the quality of trade execution on a daily basis. The Board concluded that Vericimetry has provided, and has the ability to continue to provide, high quality services to the Fund.

Fees and Expenses. The Trustees noted the advisory fee proposed to be charged to the Fund under the New Agreement was below the average advisory fee charged to funds in the Fund’s Morningstar® category (Small Cap Value), and that the Fund’s net expense ratio was substantially below the average net expense ratio of other funds in the category. The Trustees also considered the size of the Fund, noting that it was smaller than many of the funds in the Morningstar® category. The Trustees concluded the proposed advisory fee was reasonable.

Performance. The Trustees reviewed the Fund’s performance over the 1-year and since inception time periods, noting that the Fund outperformed its benchmark, the Russell® 2000 Value Index, over both time periods (despite slightly negative performance over the 1-year period). The Trustees also noted that over the 1-year period, the Fund’s returns were slightly above the average return of the funds in the Fund’s Morningstar® category. The Trustees concluded the Fund’s performance was satisfactory and that Vericimetry had the potential to deliver reasonable performance under the New Advisory Agreement.

Economies of Scale. The Trustees considered whether Vericimetry would realize economies of scale with respect to the management of the Fund. They considered current distribution efforts used to market the Fund and Vericimetry’s projected growth of the Fund, and they noted that the Fund’s advisory fee of was below the average of the funds in the Fund’s Morningstar® category. Based on these factors, the Board concluded that the absence of breakpoints was acceptable at this time, but the matter of economies of scale would be reconsidered at the renewal of the advisory agreement.

Profitability. The Trustees considered the profits realized by Vericimetry in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Fund. They reviewed the profitability analysis provided by Vericimetry and agreed that historical profits were reasonable and not excessive based on the level of service provided by the firm. The Trustees concluded that the level of anticipated profitability under the New Advisory Agreement was unlikely to be excessive.

As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the proposed New Advisory Agreement is in the best interests of the Fund and its shareholders. Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Advisory Agreement and voted to recommend the New Advisory Agreement to shareholders for approval.

A special meeting of shareholders of the Trust was held on March 15, 2016. The shareholders of record as of January 15, 2016, approved the New Advisory Agreement between Vericimetry Advisors LLC and the Trust.

Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 7, 2016

By:	/s/ Chrislynn Freed
Chrislynn Freed
Treasurer

Date:	June 7, 2016